Note 11 - Non-controlling Interests - Financial Position of U.S. Goldmining (Details) - CAD ($) $ in Thousands	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Statement Line Items [Line Items]
Cash and cash equivalents	$ 11,880	$ 21,589
Restricted cash	122	118
Other assets	67	47
Exploration and evaluation assets	56,547	56,815	$ 56,788
Assets	120,961	136,878
Liabilities	5,800	$ 4,465
U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Cash and cash equivalents	5,544
Restricted cash	122
Prepaid expenses and deposits	278
Other receivables	36
Other assets	49
Land, property and equipment	1,565
Exploration and evaluation assets	83
Assets	7,677
Accounts payable and accrued liabilities	458
Withholdings taxes payable	253
Rehabilitation provisions	446
Lease liability	160
Due to related parties	2
Liabilities	$ 1,319